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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kidron Capital LLC
Address:  601 Carlson Parkway
          Suite 730
          Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Webster
Title:  Managing Member
Phone:  (952) 404-2309

Signature, Place, and Date of Signing:

 /s/  Charles M. Webster     Minnetonka, Minnesota          May 11, 2006
 ------------------------  --------------------------  -----------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Numberof Other Included Managers:              0

Form13F Information Table Entry Total:        14

Form13F Information Table Value Total:   $207283
                                       (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                           VOTING AUTHORITY
                                                         Value                                      OTHER -------------------
COMPANY                        TITLE OF CLASS   CUSIP   (X$1000) SH or PRN AMT SH/PRN INVEST. DISC. MGRS   Sole   Shared None
-------                        -------------- --------- -------- ------------- ------ ------------- ----- ------- ------ ----
Alderwoods Group Inc.            Common       014383103  13266       741100      SH       Sole             741100
Aon Corp.                        Common       037389103  40381       972800      SH       Sole             972800
AptarGroup Inc.                  Common       038336103   7818       141500      SH       Sole             141500
Bright Horizon Family Soluti     Common       109195107  19032       491400      SH       Sole             491400
CH Robinson Worldwide Inc.       COM NEW      12541W209  13028       265400      SH       Sole             265400
Encore Capital Group Inc.        Common       292554102  12672       859100      SH       Sole             859100
Euronet Worldwide                Common       298736109  20511       542200      SH       Sole             542200
FirstService Corp                Sub VTG SH   33761N109  15992       650600      SH       Sole             650600
International Speedway           CL A         460335201   6225       122300      SH       Sole             122300
Paychex                          Common       704326107  10244       245900      SH       Sole             245900
Ritchie Brothers                 Common       767744105    243         4900      SH       Sole               4900
School Specialty Inc.            Common       807863105  19213       556900      SH       Sole             556900
UAP Holding Corp.                Common       903441103  22248      1034800      SH       Sole            1034800
Valspar Corp                     Common       920355104   6410       230000      SH       Sole             230000